Liquidity and Shareholders' Equity	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 4 – Liquidity and Shareholders’ Equity

Cash and cash equivalents were $225,546 and $524,512 at January 31, 2012 and July 31, 2011, respectively. Our working capital was $38,462 and $347,358 at January 31, 2012 and July 31, 2011, respectively.

Preferred Stock

The Company's Amended Articles of Incorporation authorize the issuance of 50,000,000 shares of Preferred Stock, par value $0.001 per share, subject to any limitations prescribed by law, without further vote or action by the stockholders, and to issue, from time to time, shares, of preferred stock in one or more series. Each such series of Preferred Stock shall have such number of shares, designations, preferences, voting powers, qualifications, and special or relative rights or privileges as shall be determined by the Company's board of directors, which may include, among others, dividend rights, voting rights, liquidation preferences, conversion rights and preemptive rights.

Series A Convertible Preferred Stock

The Company has authorized a total of 9,400,000 shares of Series A Convertible Preferred Stock (the “Series A”).  The Series A is convertible at any time into shares of the Company’s common stock at the conversion rate of one share of Common Stock per each share of Series A converted.  The Series A is treated on an “as converted” basis for both voting and liquidation rights. There are currently 9,400,000 shares of Series A issued and outstanding. In June 2011, an amendment was filed with the Secretary of State of Nevada whereby the conversion price of Series A would remain unchanged in event of stock split, stock dividend on the common stock, a reclassification of the common stock or distribution to holders of common stock. If the Company reports net income in two of the following four years following the Exchange, the Series A shall be convertible into Common Stock at the conversion rate of two shares of Common Stock per each share of Series A converted.

Series B Convertible Preferred Stock

The Company has authorized a total of 2,600,000 shares of 6% Series B Convertible, Redeemable Preferred Stock (the “Series B”). The Series B accrues annual dividends at the rate of 6% per year in shares of Common Stock at the dividend conversion rate of $1.00.  The Series B, together with any unpaid dividends, is convertible at any time into shares of the Company’s common stock at the conversion rate of one share of Common Stock per each share of Series B converted.  Following the second anniversary of the Exchange, the Series B, together with any unpaid dividends, shall be convertible into Common Stock at the conversion price of forty cents ($0.40) or seventy percent (70%) of the daily volume weighted average price of the Common Stock for the twenty trading days immediately prior to the conversion.  The Series B is redeemable by the Company, at any time prior to December 31, 2015, in cash at the redemption rate of $1.00 per share of Series B plus any accrued and unpaid dividends.  On December 31, 2015, all outstanding shares of Series B shall be redeemed by the Company at a per share redemption price equal to $1.00 per share of Series B plus an amount of Common Stock equal to the amount of the accrued and unpaid dividend thereon.  The Series B has a liquidation preference of $2,600,000 and ranks prior to the Series A and the Common Stock.  The Series B votes on an “as converted” basis. On October 19, 2011, the Company effectuated a reverse 1 for 8 stock split to reduce the authorized shares to 325,000 shares of Preferred Stock B, $0.008 par value per share.

There are presently 9.4 million shares of Series A Preferred Stock and 262,500 shares of Series B Preferred Stock outstanding.

Warrants

As of January 31, 2012, there were warrants outstanding to purchase 62,500 shares of Common Stock at the exercise price of $1.60.

Options

As of the Exchange date, there were fully vested options outstanding to purchase 5,500,000 shares of Common Stock and 2,350,000 shares of Series A Preferred Stock, both at a purchase price of $0.01 per share as well as 7,050,000 shares of Series A Preferred Stock as part of the Exchange.  On April 27, 2010 the Board granted a non cash bonus to Mr. Kenneth Cheng of $55,000 upon receipt of which, all 5,500,000 options for Common Stock were exercised. On July 20, 2011, Mr. Kenneth Cheng exercised all 2,350,000 options for Series A Preferred Stock. On June 1, 2011, all 7,050,000 shares for Series A Preferred Stock were issued to Mr. John Hwang as part of the Exchange agreement.

As of January 31, 2012 and July 31, 2011, there were no options issued or outstanding.

2010 Equity Incentive Plan

On January 15, 2010, our Board and Stockholders approved and adopted the 2010 Equity Incentive Plan (the “2010 Plan”). A copy of the 2010 Plan was attached as Exhibit 10.4 to Form 8-K filed with the Securities and Exchange Commission on January 22, 2010.

The 2010 Plan is intended to promote the interests of the Company by attracting and retaining exceptional employees, consultants, directors, officers and independent contractors (collectively referred to as the “Participants”), and enabling such Participants to participate in the long-term growth and financial success of the Company. Under the 2010 Plan, the Company may grant stock options, which are intended to qualify as “incentive stock options” under Section 422 of the Internal Revenue Code of 1986, as amended (the “Incentive Stock Options”), non-qualified stock options (the “Nonqualified Stock Options”), stock appreciation rights (“SARs”) and restricted stock awards (the “Restricted Stock Awards”), which are restricted shares of Common Stock (the Incentive Stock Options, the Nonqualified Stock Options, the SARs and the Restricted Stock Awards are collectively referred to as “Incentive Awards”). Incentive Awards may be granted pursuant to the 2010 Plan for 10 years from the Effective Date.

From time to time, the Company may issue Incentive Awards pursuant to the 2010 Plan.  Each of the awards will be evidenced by and issued under a written agreement. In accordance with the rules of the plan, the exercise price of options granted shall be not less than 110% of the average of the closing price for the 30 days preceding the grant date.

The Board reserved a total of 284,722 shares of our Common Stock for issuance under the 2010 Plan. If an incentive award granted under the 2010 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to us in connection with an incentive award, the shares subject to such award and the surrendered shares will become available for further awards under the Plan.

The number of shares subject to the 2010 Plan, any number of shares subject to any numerical limit in the 2010 Plan, and the number of shares and terms of any Incentive Award may be adjusted in the event of any change in our outstanding Common Stock by reason of any stock dividend, spin-off, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares, or similar transaction.

On September 1, 2010, 105,000 options were granted to eight employees at an exercise price of $0.20 per share. Using the Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 1.79%; volatility of 40%; expected life of 10 years; and, all option grants without payment of dividends, the Company recognized a non-cash stock compensation charge of $2,555 for the three months ended January 31, 2012 and $5,414 for the six months ended January 31, 2012. At January 31, 2012, 179,722 options remain available for future grant under the Plan.

For the year ended July 31, 2010, based on the fair value of Common Stock and Series A Preferred Stock options granted during the year, the Company recognized stock option expense of $41,861. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 1.79%; volatility of 70%; expected life of 4 years; and, all option grants without payment of dividends.

As of January 31, 2012, no options were issued or outstanding under the terms of the 2010 Plan.

Common Stock

On April 30, 2010, the Company Amended and Restated its Articles of Incorporation to authorize the issuance of up to 1,000,000,000 shares of common stock, $0.001 par value per share.

On September 8, 2011, FINRA approved a one-for-eight reverse split of the Company’s common shares.

On October 19, 2011, the Company effectuated a one-for-eight reverse split of its shares, effective September 8, 2011. The reverse decreased the total authorized, issued and outstanding common shares and Series B Preferred Convertible Stock by the same one-for-eight ratio as well as amended the par value per share from $0.001 to $0.008. The total authorized common shares decreased from 1,000,000,000 to 125,000,000.

After the reverse split, there were 9,790,760 and 6,572,181 shares outstanding as of January 31, 2012 and July 31, 2011, respectively.

NOTE 5 – Liquidity and Shareholders’ Equity

Cash and cash equivalents were $524,512 and $165,848 at July 31, 2011 and 2010, respectively.  Our working capital was $347,358 and $529,643 at July 31, 2011 and 2010, respectively.

Preferred Stock

The Company's Amended Articles of Incorporation authorizes the issuance of 50,000,000 shares of Preferred Stock, par value $0.001 per share, subject to any limitations prescribed by law, without further vote or action by the stockholders, to issue from time to time shares of preferred stock in one or more series. Each such series of Preferred Stock shall have such number of shares, designations, preferences, voting powers, qualifications, and special or relative rights or privileges as shall be determined by the Company's board of directors, which may include, among others, dividend rights, voting rights, liquidation preferences, conversion rights and preemptive rights.

Series A Convertible Preferred Stock

The Company has authorized a total of 9,400,000 shares of Series A Convertible Preferred Stock (the “Series A”).  The Series A is convertible at any time into shares of the Company’s common stock at the conversion rate of one share of Common Stock per each share of Series A converted.  The Series A is treated on an “as converted” basis for both voting and liquidation rights. There are currently 9,400,000 shares of Series A issued and outstanding.  In June 2011, an amendment was filed with the Secretary of State of Nevada whereby the conversion price of Series A would remain unchanged in event of stock split, stock dividend on the common stock, a reclassification of the common stock or distribution to holders of common stock.  If the Company reports net income in two of the following four years following the Exchange, the Series A shall be convertible into Common Stock at the conversion rate of two shares of Common Stock per each share of Series A converted.

Series B Convertible Preferred Stock

The Company has authorized a total of 2,600,000 shares of 6% Series B Convertible, Redeemable Preferred Stock (the “Series B”).  The Series B accrues annual dividends at the rate of 6% per year in shares of Common Stock at the dividend conversion rate of $1.00.  The Series B, together with any unpaid dividends, is convertible at any time into shares of the Company’s common stock at the conversion rate of one share of Common Stock per each share of Series B converted.  Following the second anniversary of the Exchange, the Series B, together with any unpaid dividends, shall be convertible into Common Stock at the conversion price of forty cents ($0.40) or seventy percent (70%) of the daily volume weighted average price of the Common Stock for the twenty trading days immediately prior to the conversion.  The Series B is redeemable by the Company, at any time prior to December 31, 2015, in cash at the redemption rate of $1.00 per share of Series B plus any accrued and unpaid dividends.  On December 31, 2015, all outstanding shares of Series B shall be redeemed by the Company at a per share redemption price equal to $1.00 per share of Series B plus an amount of Common Stock equal to the amount of the accrued and unpaid dividend thereon.  The Series B has a liquidation preference of $2,600,000 and ranks prior to the Series A and the Common Stock.  The Series B votes on an “as converted” basis.  There are currently 325,000 shares of Series B outstanding.

Warrants

As of July 31, 2010, there were warrants outstanding to purchase 500,000 shares of Common Stock at the exercise price of $0.50.

As of July 31, 2011, there were warrants outstanding to purchase 500,000 shares of Common Stock at the exercise price of $1.60.

Options

As of the Exchange date, there were fully vested options outstanding to purchase 5,500,000 shares of Common Stock and 2,350,000 shares of Series A Preferred Stock, both at a purchase price of $0.01 per share as well as 7,050,000 shares of Series A Preferred Stock as part of the Exchange.  On April 27, 2010 the Board granted a non cash bonus to Mr. Kenneth Cheng of $55,000 upon receipt of which, all 5,500,000 options for Common Stock were exercised.  On July 20, 2011, Mr. Kenneth Cheng exercised all 2,350,000 options for Series A Preferred Stock.  On June 1, 2011, all 7,050,000 shares for Series A Preferred Stock were issued to Mr. John Hwang as part of the Exchange agreement.

As of July 31, 2010, there were options outstanding for the purchase of 2,350,000 of Series A Preferred Stock.

As of July 31, 2011, there were no options issued or outstanding.

2010 Equity Incentive Plan

On January 15, 2010, our Board and Stockholders approved and adopted the 2010 Equity Incentive Plan (the “2010 Plan”). A copy of the 2010 Plan was attached as Exhibit 10.4 to Form 8-K filed with the Securities and Exchange Commission on January 22, 2010.

The 2010 Plan is intended to promote the interests of the Company by attracting and retaining exceptional employees, consultants, directors, officers and independent contractors (collectively referred to as the “Participants”), and enabling such Participants to participate in the long-term growth and financial success of the Company. Under the 2010 Plan, the Company may grant stock options, which are intended to qualify as “incentive stock options” under Section 422 of the Internal Revenue Code of 1986, as amended (the “Incentive Stock Options”), non-qualified stock options (the “Nonqualified Stock Options”), stock appreciation rights (“SARs”) and restricted stock awards (the “Restricted Stock Awards”), which are restricted shares of Common Stock (the Incentive Stock Options, the Nonqualified Stock Options, the SARs and the Restricted Stock Awards are collectively referred to as “Incentive Awards”). Incentive Awards may be granted pursuant to the 2010 Plan for 10 years from the Effective Date.

From time to time, the Company may issue Incentive Awards pursuant to the 2010 Plan.  Each of the awards will be evidenced by and issued under a written agreement. In accordance with the rules of the plan, the exercise price of options granted shall be not less than 110% of the average of the closing price for the 30 days preceding the grant date.

The Board reserved a total of 2,277,778 shares of our Common Stock for issuance under the 2010 Plan. If an incentive award granted under the 2010 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to us in connection with an incentive award, the shares subject to such award and the surrendered shares will become available for further awards under the Plan.

The number of shares subject to the 2010 Plan, any number of shares subject to any numerical limit in the 2010 Plan, and the number of shares and terms of any Incentive Award may be adjusted in the event of any change in our outstanding Common Stock by reason of any stock dividend, spin-off, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares, or similar transaction.

On September 1, 2010, 840,000 options were granted to eight employees at an exercise price of $0.20 per share.  Using the Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 1.79%; volatility of 40%; expected life of 10 years; and, all option grants without payment of dividends, the Company recognized a non-cash stock compensation charge of $15,469 for the twelve months ended July 31, 2011 in connection with the issuance and vesting of these options.  At July 31, 2011, 1,437,778 options remain available for future grant under the Plan.

For the year ended July 31, 2010, based on the fair value of Common Stock and Series A Preferred Stock options granted during the year, the Company recognized stock option expense of $41,861.  The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 1.79%; volatility of 70%; expected life of 4 years; and, all option grants without payment of dividends.

As of July 31, 2011, no options were issued or outstanding under the terms of the 2010 Plan.

Common Stock

On April 30, 2010, the Company Amended and Restated its Articles of Incorporation to authorize the issuance of up to 1,000,000,000 shares of common stock, $0.001 par value per share, of which 52,577,449 shares and 51,750,000 were outstanding as of July 31, 2011 and July 31, 2010, respectively.